Inventory (Tables)	9 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Disclosure of inventories [Table Text Block]
	December 31, 2023	March 31, 2023

Work in Process and Parts	$16,036,373	$9,737,474
Finished Goods	16,865,666	31,871,760

Total	$32,902,039	$41,609,234